SEGMENT REPORTING - Schedule of Segment Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Assets	$ 61,643	$ 43,458	$ 11,577
Liabilities	52,794	39,193	10,232
Equity and other	8,849	4,265	1,345
Total non-current assets	5,624	1,944
United States
Segment Reporting Information [Line Items]
Total non-current assets	3,928	1,696
Canada
Segment Reporting Information [Line Items]
Total non-current assets	41	66
Bermuda
Segment Reporting Information [Line Items]
Total non-current assets	200	8
Cayman Islands
Segment Reporting Information [Line Items]
Total non-current assets	1,379	174
Other
Segment Reporting Information [Line Items]
Total non-current assets	76	0
Operating Segments | Direct Insurance
Segment Reporting Information [Line Items]
Assets	43,402	29,541	0
Liabilities	36,204	25,786	0
Equity and other	7,198	3,755	0
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Assets	10,711	9,316	8,007
Liabilities	9,654	7,644	6,890
Equity and other	1,057	1,672	1,117
Operating Segments | Pension Risk Transfer
Segment Reporting Information [Line Items]
Assets	4,970	3,420	2,487
Liabilities	4,797	3,216	2,356
Equity and other	173	204	131
Other
Segment Reporting Information [Line Items]
Assets	2,560	1,181	1,083
Liabilities	2,139	2,547	986
Equity and other	$ 421	$ (1,366)	$ 97